ACCOUNTS RECEIVABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE
Accounts receivable	$ 46,158,050	$ 70,711,270
Less: Allowance for doubtful accounts	(9,414,581)	(4,427,016)	(1,241,874)
Accounts receivable, net	36,743,469	66,284,254
Movements in allowance for doubtful accounts
Balance at beginning of the year	4,427,016	1,241,874
Foreign exchange adjustment	35,972	117,793
Current year additions	4,951,593	3,067,349	585,502
Balance at end of the year	9,414,581	4,427,016	1,241,874
Billed accounts receivables	34,822,040	39,777,899
Unbilled accounts receivables	$ 11,336,010	$ 30,933,371